Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Bad debt expense	$ 178,244	$ 380,866	$ 8,050